SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)			3 Months Ended	12 Months Ended
	Oct. 31, 2024	Aug. 20, 2024	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Fair value adjustment		$ 82,844
Conversion to common stock	$ (1,396,813)		$ (1,838,041)	$ (13,382,030)	$ (620,000)
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance				1,063,624
Issuance of convertible notes				10,144,186	1,620,000
Fair value adjustment					63,624
Conversion to common stock				(11,207,810)	(620,000)
Ending balance					1,063,624
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance			1,838,041	319,220
Issuance of convertible notes				3,693,041	300,000
Fair value adjustment					19,220
Conversion to common stock			(1,838,041)	(2,174,220)
Ending balance				$ 1,838,041	$ 319,220